Financial Risk Factors and Risk Management - Foreign Currency Exchange Rate Risk Management (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
FINANCIAL RISK FACTORS
Maximum derivative financial instruments hedge horizon and maturity	12 months	12 months
The timeframe of occurrence of hedged forecasted transactions and recognition in profit or loss	12 months	12 months
Interest rate swap indexed to EONIA
FINANCIAL RISK FACTORS
Nominal amount of hedging instruments in hedging relationships to which amendments for interest rate benchmark reform are applied	€ 3,750.0
Interest rate swap indexed to USD Fed Funds Rate
FINANCIAL RISK FACTORS
Nominal amount of hedging instruments in hedging relationships to which amendments for interest rate benchmark reform are applied	€ 262.6	$ 322,250